Provision for Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Net operating loss carryforwards and credits	$ 11,401	$ 3,024
Stock-based compensation		17
Accrued expenses	301	110
Other	66	84
Total deferred tax assets	11,768	3,235
Deferred tax liabilities
Convertible note payable	(1,823)
Stock-based compensation	(94)
Total deferred tax liabilities	(1,917)
Valuation allowance	(9,851)	(3,235)
Total deferred tax assets, net of valuation allowance	$ 0	$ 0